BASIC AND DILUTED INCOME PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
BASIC AND DILUTED INCOME PER SHARE	BASIC AND DILUTED INCOME PER SHARE
Basic net income per share is calculated by dividing net income by the weighted average number of ordinary shares outstanding during the year.

	Year Ended December 31,
	2022	2021	2020
Net income for the period attributable to shareholders	2,390	12,453	15,151
Weighted-average number of ordinary shares, basic	35,828,204	30,886,559	27,595,446
Net income per share attributable to shareholders, basic	0.07	0.40	0.55

Net income for the period attributable to shareholders	2,390	12,453	15,151
Weighted-average number of ordinary shares, diluted	38,212,108	33,746,536	30,879,550
Net income per share attributable to shareholders, diluted	0.06	0.37	0.49

The calculation of diluted income per share has been based on the following weighted-average number of ordinary shares outstanding after adjustment for the effect of all dilutive potential ordinary shares:

	Year Ended December 31,
	2022	2021	2020
Weighted-average number of ordinary shares, basic	35,828,204	30,886,559	27,595,446
Effect of share options and warrants on issue	1,003,403	2,859,977	3,284,104
Effect of contingently issuable ordinary shares related to business combinations	1,380,501	—	—
Weighted-average number of ordinary shares, diluted	38,212,108	33,746,536	30,879,550

Common stock warrants and options to purchase 5,562,984, 7,021,514 and 2,854,744 ordinary shares were outstanding at December 31, 2022, 2021 and 2020, respectively, that could potentially be dilutive in the future (Note 13).
At December 31, 2022, 4,744,760 options (2021: 4,056,770; 2020: nil) and 617,322 (2021, 2020: nil) contingently issuable ordinary shares were excluded from the diluted weighted-average number of ordinary shares calculation because their effect would have been anti-dilutive.For disclosures regarding the number of outstanding shares, see Note 11.